Segment Reporting (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Company's revenue and cost generated from different revenue streams
	Six Months Ended
	June 30,	June 30,
	2018	2017
NET SALES TO EXTERNAL CUSTOMERS
-Legacy YOD	$-	$794,273
-Wecast Service	318,920,359	75,701,338
Net sales	318,920,359	76,495,611
GROSS PROFIT
-Legacy YOD	-	31,659
-Wecast Service	1,925,670	3,848,811
Gross profit	1,925,670	3,880,470

	June 30,	December 31,
	2018	2017
TOTAL ASSETS
-Legacy YOD	$27,538,697	$27,141,163
-Wecast Service	128,844,435	30,084,607
-Unallocated assets	2,618,053	11,270,378
-Intersegment elimination	(5,430,810)	(5,051,660)
Total	153,570,375	63,444,488

	2017	2016
NET SALES TO EXTERNAL CUSTOMERS
-Legacy YOD	$794,273	$4,543,616
-Wecast Service	143,544,532	30,641,892
Net sales	144,338,805	35,185,508
GROSS PROFIT
-Legacy YOD	31,659	109,356
-Wecast Service	7,118,793	(475,046)
Gross profit	7,150,452	(365,690)

	December 31,	December 31,
	2017	2016
TOTAL ASSETS
-Legacy YOD	$27,141,163	$36,975,911
-Wecast Service	29,679,735	14,448,702
-Unallocated assets	11,270,378	4,321,677
-Intersegment elimination	(5,051,660)	-
Total	63,039,616	55,746,290